Expense Example, No Redemption {- Fidelity Advisor® Large Cap Fund} - 11.30 Fidelity Advisor Large Cap Fund - AMCIZ PRO-11 - Fidelity Advisor® Large Cap Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Large Cap Fund-Class A
Expense Example, No Redemption:
1 Year	$ 652
3 Years	816
5 Years	994
10 Years	1,508
Fidelity Advisor Large Cap Fund-Class M
Expense Example, No Redemption:
1 Year	453
3 Years	672
5 Years	909
10 Years	1,588
Fidelity Advisor Large Cap Fund-Class C
Expense Example, No Redemption:
1 Year	160
3 Years	496
5 Years	855
10 Years	1,660
Fidelity Advisor Large Cap Fund - Class I
Expense Example, No Redemption:
1 Year	55
3 Years	173
5 Years	302
10 Years	677
Fidelity Advisor Large Cap Fund-Class Z
Expense Example, No Redemption:
1 Year	43
3 Years	135
5 Years	235
10 Years	$ 530